Note to cash flow statement - Changes in carrying value of net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from (used in) financing activities [abstract]
Net cash/(debt) at beginning of year	€ 558.8	€ (1,451.6)	€ (2,276.5)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	276.1	930.3	18.3
(Decrease)/increase in financial assets: cash > 3 months	(818.4)	122.1	468.6
(Decrease) in restricted cash	(13.1)	(3.2)	(11.4)
Net cash flow from decrease in debt	1,143.2	1,085.7	583.3
Movement in net funds resulting from cash flows	587.8	2,134.9	1,058.8
Other changes in net debt [abstract]
Translation on U.S. dollar denominated debt	16.2	0.9	(4.2)
Promissory notes	213.5		(225.9)
Lease additions		(122.1)
Interest expense	(3.5)	(3.3)	(3.8)
Movement from other changes	226.2	(124.5)	(233.9)
Net cash/(debt) at end of year	€ 1,372.8	€ 558.8	€ (1,451.6)